PENSION PLANS AND POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2025
PENSION PLANS AND POSTRETIREMENT BENEFITS
PENSION PLANS AND POSTRETIREMENT BENEFITS

26.  PENSION PLANS AND POSTRETIREMENT BENEFITS

The Corporation maintains various defined benefit and defined contribution plans. The Corporation also provides postretirement benefits to eligible retired employees. The Corporation’s pension plans are registered with a provincial or federal regulatory authority.

The Corporation’s funding policy for its funded pension plans is to maintain its contribution at a level sufficient to cover benefits and to meet the requirements of the applicable regulations and plan provisions that govern the funding of the plans. These provisions establish, among others, the future amortization payments when the funding ratio of the pension plans is insufficient as defined by the relevant provincial and federal laws. Payments are determined by an actuarial report performed by an independent company at least every three years or annually, according to the applicable laws and in accordance with plan provisions.

By their design, the defined benefit plans expose the Corporation to the typical risks faced by defined benefit plans, such as investment performance, changes to the discount rates used to value the obligation, longevity of plan participants, and future inflation. The administration of the plans is assured by the Corporation or by pension committees composed of members of the plans, members of the Corporation’s management and independent members, in accordance with the provisions of each plan. Under the Corporation’s rules of governance, the approval and oversight of the defined benefit plan policies are performed at different levels through the pension committees, the Corporation’s management, or the Audit and Risk Management Committee. The risk management of pension plans is also performed under the leadership of these committees at various levels. The custody of securities and management of security transactions are assigned to trustees within a mandate given by the pension committee or the Corporation, as the case may be. Policies include those on investment objectives, risk-mitigation strategies and the mandate to hire investment fund managers and monitor their work and performance. The defined benefit pension plans are monitored on an ongoing basis to assess the benefit, funding and investment policies, financial status, and the Corporation’s funding requirement.

26.  PENSION PLANS AND POSTRETIREMENT BENEFITS (continued)

The following tables show a reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets for the years ended December 31, 2025 and 2024:

	Pension and postretirement benefits
	2025	2024
Change in benefit obligations[1]
Benefit obligations at the beginning of the year	$560.8	$538.1
Service costs	14.1	14.6
Interest costs	24.1	25.5
Plan participants’ contributions	4.7	5.1
Actuarial (gain) loss arising from:
Financial assumptions	(19.9)	(5.0)
Demographic assumptions	(2.9)	—
Participant experience	(3.6)	1.0
Benefits and settlements paid	(18.1)	(18.3)
Plan amendments and other	—	(0.2)
Benefit obligations at the end of the year	$559.2	$560.8
[1]

The postretirement benefits obligation which relates mainly to health, life and dental insurance plans and other benefits offered to some of its retired employees, was $16.8 million as of December 31, 2025 ($19.3 million in 2024 and $19.0 million in 2023).

	Pension and postretirement benefits
	2025	2024
Change in plan assets
Fair value of plan assets at the beginning of the year	$607.0	$572.0
Actual return on plan assets	24.0	54.2
Employer contributions	0.6	0.5
Plan participants’ contributions	4.7	5.1
Benefits and settlements paid	(18.1)	(18.3)
Administrative fees	(1.2)	(1.0)
Transfer	(5.2)	(5.5)
Fair value of plan assets at the end of the year	$611.8	$607.0

As of December 31, 2025, the weighted average duration of defined benefit obligations was 15.0 years (17.3 years in 2024). The Corporation expects future benefit payments of $18.0 million in 2026.

The investment strategy for plan assets takes into account a number of factors, including the time horizon of the pension plans’ obligations and the investment risk. For each of the plans, an allocation range by asset class is developed whereby a mix of asset classes is used to optimize the risk-return profile of plan assets and to mitigate asset-liability mismatch.

26.  PENSION PLANS AND POSTRETIREMENT BENEFITS (continued)

Plan assets consist of:

	2025	2024
Equity securities:
Canadian	12.8%	18.9%
Foreign	19.4	28.2
Debt securities	49.7	36.2
Other	18.1	16.7
	100.0%	100.0%

The fair value of securities is based on quoted prices in an active market, while the fair value of other investments is not based on quoted prices in an active market.

Where funded plans have a net defined benefit asset, the Corporation determines if potential reductions in future contributions are permitted by applicable regulations and by collective bargaining agreements. When a defined benefit asset is created, it cannot exceed the future economic benefit that the Corporation can expect to obtain from the asset. The future economic benefit represents the value of reductions in future contributions and expenses payable to the pension fund. It does not reflect gains that could be generated in the future that would allow reductions in contributions by the Corporation. When there is a minimum funding requirement, this could also limit the amounts recognized on the balance sheet. A minimum funding requirement represents the present value of amortization payments based on the most recent actuarial financing reports filed.

The reconciliation of funded status to the net amount recognized on the consolidated balance sheets is as follows:

	Pension and postretirement benefits
	2025	2024
Benefit obligations	$(559.2)	$(560.8)
Fair value of plan assets	611.8	607.0
Plan surplus	52.6	46.2
Asset limit and minimum funding adjustment	(67.8)	(63.7)
Net amount recognized[1]	$(15.2)	$(17.5)
1	The net liability recognized for 2025 is $15.2 million ($17.5 million in 2024), of which an amount of 16.8 million ($19.3 million in 2024) is included in “Other liabilities” and $1.6 million ($1.8 million in 2024) is included in “Other assets”.

Components of re-measurements are as follows:

	Pension and postretirement benefits
	2025	2024	2023
Actuarial gain (loss) on benefit obligations	$26.4	$4.0	$(43.0)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	(1.4)	28.0	27.1
Asset limit and minimum funding adjustment	(1.1)	(9.2)	22.3
Re-measurement gain recorded in other comprehensive income	$23.9	$22.8	$6.4

26.  PENSION PLANS AND POSTRETIREMENT BENEFITS (continued)

Components of the net benefit costs are as follows:

	Pension and postretirement benefits
	2025	2024	2023
Employee costs:
Service costs	$14.1	$14.6	$10.6
Plan amendments, administrative fees and other	1.2	0.8	0.7
Interest on net defined benefit liability	1.7	1.7	1.0
Net benefit costs	$17.0	$17.1	$12.3

The expense related to defined contribution pension plans amounted to $17.1 million in 2025 ($17.0 million in 2024 and $16.3 million in 2023).

The expected employer contributions to the Corporation’s defined benefit pension plans and postretirement benefit plans will be $1.0 million in 2026, based on the most recent financial actuarial reports filed (contributions of $0.6 million were paid in 2025).

Assumptions

The Corporation determines its assumption for the discount rate to be used for the purposes of computing annual service and interest costs based on an index of high-quality corporate bond-yields and matched-funding yield curve analysis as of the measurement date.

The actuarial assumptions used in measuring the Corporation’s benefit obligations as of December 31, 2025, 2024 and 2023 and current periodic benefit costs are as follows:

	Pension and postretirement benefits
	2025	2024	2023
Benefit obligations
Rates as of year-end:
Discount rate	4.90%	4.70%	4.60%
Rate of compensation increase	3.10	3.10	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	4.70%	4.60%	5.10%
Rate of compensation increase	3.10	3.00	3.00

The assumed average retirement age of participants was 62 years in 2025, 2024 and 2023.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations was 5.40% at the end of 2025. These costs, as per the estimate, are expected to decrease gradually over the next 15 years to 4.10% and to remain at that level thereafter.

26.  PENSION PLANS AND POSTRETIREMENT BENEFITS (continued)

Sensitivity analysis

An increase of 10 basis points in the discount rate would have decreased the pension and postretirement benefit obligation by $9.5 million as of December 31, 2025. There are limitations to this sensitivity analysis since it only considers the impacts of an increase of 10 basis points in the discount rate assumption without changing any other assumptions. No sensitivity analysis was performed on other assumptions as a similar change to those assumptions would not have a significant impact on the consolidated financial statements.